Earnings per Share	12 Months Ended
Dec. 31, 2018
Earnings Per Share [Abstract]
Earnings per Share

Note 13—Earnings per Share

The following reflects the income and the share data used in the basic and diluted EPS computations:

	Successor	Predecessor
	Period From	Period From
	November 20, 2018	January 1, 2018
	through	through	Years Ended December 31,
	December 31, 2018	November 19, 2018	2017	2016
(in thousands, except per share information)
Numerator:
Net loss, basic and diluted	$(27,484)	$(2,154,877)	$(525,166)	$(37,157)
Denominator:
Weighted-average number of common shares outstanding, basic	75,010	21,359	21,315	21,167
Weighted-average number of common shares outstanding, diluted	75,010	21,359	21,315	21,167
Loss per share:
Basic	$(0.37)	$(100.89)	$(24.64)	$(1.76)
Diluted	$(0.37)	$(100.89)	$(24.64)	$(1.76)

The following table presents the share effects of share-based compensation awards excluded from our computations of diluted EPS as their effect would have been anti-dilutive for the periods presented:

	Successor	Predecessor
	Period From	Period From
	November 20, 2018	January 1, 2018
	through	through	Years Ended December 31,
	December 31, 2018	November 19, 2018	2017	2016
(in thousands)
Share-based compensation awards	161	314	349	1,217